Capital Stock and Changes in Capital Accounts, Common Stock (Details)	May 20, 2025	Jun. 30, 2025 $ / shares shares	Jun. 29, 2025 $ / shares	Dec. 31, 2024 $ / shares shares
Common Stock [Abstract]
Common stock, shares issued (in shares)		304,448		300,199
Common stock, shares outstanding (in shares)		304,448		300,199
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 1	$ 0.01
Plan [Member] | Maximum [Member]
Common Stock [Abstract]
Reverse stock split ratio	0.002